Schedule of Investments(a)
July 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–99.87%
Aerospace & Defense–2.50%
AeroVironment, Inc.(b)	126,000	$33,722,640
Axon Enterprise, Inc.(b)	31,320	23,661,947
BAE Systems PLC (United Kingdom)	1,430,100	34,123,067
		91,507,654
Application Software–3.39%
AppLovin Corp., Class A(b)	163,530	63,891,171
Datadog, Inc., Class A(b)	242,910	34,002,542
HubSpot, Inc.(b)	19,314	10,036,520
Palantir Technologies, Inc., Class A(b)	100,080	15,847,668
		123,777,901
Asset Management & Custody Banks–3.52%
Blackstone, Inc., Class A	287,100	49,656,816
Blue Owl Capital, Inc.(c)	625,500	12,103,425
KKR & Co., Inc., Class A	457,560	67,069,145
		128,829,386
Automobile Manufacturers–1.87%
Tesla, Inc.(b)	221,310	68,223,234
Biotechnology–2.10%
Alnylam Pharmaceuticals, Inc.(b)	121,740	47,751,297
Natera, Inc.(b)	216,900	28,990,854
		76,742,151
Broadline Retail–8.29%
Amazon.com, Inc.(b)	1,146,230	268,343,905
MercadoLibre, Inc. (Brazil)(b)	14,580	34,611,316
		302,955,221
Building Products–1.51%
Johnson Controls International PLC	524,530	55,075,650
Communications Equipment–2.16%
Arista Networks, Inc.(b)	641,196	79,008,171
Construction Machinery & Heavy Transportation Equipment– 0.39%
Wabtec Corp.	74,340	14,276,997
Construction Materials–0.34%
Vulcan Materials Co.	45,360	12,459,031
Consumer Staples Merchandise Retail–0.13%
Walmart, Inc.	48,270	4,729,495
Diversified Support Services–0.64%
Cintas Corp.	104,400	23,234,220
Electrical Components & Equipment–1.86%
Eaton Corp. PLC	88,380	34,001,554
Vertiv Holdings Co., Class A	233,744	34,033,126
		68,034,680
Food Distributors–0.97%
US Foods Holding Corp.(b)	427,500	35,623,574
Shares		Value
Food Retail–0.21%
Casey’s General Stores, Inc.	14,580	$7,583,495
Health Care Equipment–2.60%
Boston Scientific Corp.(b)	487,890	51,189,419
Intuitive Surgical, Inc.(b)	90,937	43,748,881
		94,938,300
Heavy Electrical Equipment–0.72%
GE Vernova, Inc.	39,600	26,147,484
Hotels, Resorts & Cruise Lines–1.47%
Booking Holdings, Inc.	9,729	53,549,000
Independent Power Producers & Energy Traders–0.91%
Vistra Corp.	159,300	33,220,422
Industrial Machinery & Supplies & Components–0.56%
Parker-Hannifin Corp.	28,215	20,650,558
Integrated Oil & Gas–0.44%
Suncor Energy, Inc. (Canada)	412,200	16,257,744
Interactive Home Entertainment–1.73%
Nintendo Co. Ltd. (Japan)	313,200	26,176,906
Take-Two Interactive Software, Inc.(b)	165,948	36,961,598
		63,138,504
Interactive Media & Services–9.56%
Alphabet, Inc., Class A	3,780	725,382
Alphabet, Inc., Class C	596,610	115,062,205
Meta Platforms, Inc., Class A	302,040	233,609,817
		349,397,404
Internet Services & Infrastructure–4.12%
Cloudflare, Inc., Class A(b)	266,850	55,419,408
Shopify, Inc., Class A (Canada)(b)	285,300	34,866,513
Snowflake, Inc., Class A(b)	269,550	60,244,425
		150,530,346
Investment Banking & Brokerage–1.46%
Interactive Brokers Group, Inc., Class A	558,900	36,641,484
Robinhood Markets, Inc., Class A(b)	161,460	16,638,453
		53,279,937
Leisure Facilities–0.55%
Life Time Group Holdings, Inc.(b)	700,465	20,117,355
Life Sciences Tools & Services–0.22%
Tempus AI, Inc.(b)(c)	144,000	8,148,960
Movies & Entertainment–4.32%
Netflix, Inc.(b)	90,360	104,763,384
Spotify Technology S.A. (Sweden)(b)	85,093	53,314,168
		158,077,552
Oil & Gas Equipment & Services–0.22%
TechnipFMC PLC (United Kingdom)	223,200	8,117,784
Pharmaceuticals–0.49%
Eli Lilly and Co.	24,442	18,088,791
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Shares		Value
Real Estate Services–0.31%
Jones Lang LaSalle, Inc.(b)	41,391	$11,190,471
Restaurants–0.90%
DoorDash, Inc., Class A(b)	131,400	32,882,850
Semiconductors–19.96%
Broadcom, Inc.	543,653	159,670,886
Microchip Technology, Inc.	474,300	32,057,937
Monolithic Power Systems, Inc.	45,000	32,005,800
NVIDIA Corp.	2,547,450	453,114,932
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	217,592	52,574,579
		729,424,134
Systems Software–11.88%
Microsoft Corp.	596,150	318,046,025
Monday.com Ltd.(b)(c)	74,430	19,522,245
Oracle Corp.	147,870	37,524,970
ServiceNow, Inc.(b)	62,604	59,043,084
		434,136,324
Technology Hardware, Storage & Peripherals–3.19%
Apple, Inc.	562,275	116,711,422
Trading Companies & Distributors–0.66%
United Rentals, Inc.	27,504	24,284,382
Transaction & Payment Processing Services–3.72%
Affirm Holdings, Inc.(b)	401,400	27,519,984
Mastercard, Inc., Class A	191,466	108,459,745
		135,979,729
Total Common Stocks & Other Equity Interests (Cost $1,480,586,252)		3,650,330,313
Shares		Value
Money Market Funds–0.45%
Invesco Government & Agency Portfolio, Institutional Class, 4.25%(d)(e)	5,763,974	$5,763,974
Invesco Treasury Portfolio, Institutional Class, 4.23%(d)(e)	10,704,258	10,704,258
Total Money Market Funds (Cost $16,468,232)		16,468,232
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.32% (Cost $1,497,054,484)		3,666,798,545
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.59%
Invesco Private Government Fund, 4.32%(d)(e)(f)	5,943,053	5,943,053
Invesco Private Prime Fund, 4.46%(d)(e)(f)	15,482,918	15,486,015
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,429,068)		21,429,068
TOTAL INVESTMENTS IN SECURITIES–100.91% (Cost $1,518,483,552)		3,688,227,613
OTHER ASSETS LESS LIABILITIES—(0.91)%		(33,317,720)
NET ASSETS–100.00%		$3,654,909,893
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$2,734,015	$124,719,177	$(121,689,218)	$-	$-	$5,763,974	$165,346
Invesco Treasury Portfolio, Institutional Class	5,077,192	231,621,329	(225,994,263)	-	-	10,704,258	305,432
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	202,764,077	(196,821,024)	-	-	5,943,053	257,357*
Invesco Private Prime Fund	41,620,044	405,372,382	(431,506,002)	2,082	(2,491)	15,486,015	696,507*
Total	$49,431,251	$964,476,965	$(976,010,507)	$2,082	$(2,491)	$37,897,300	$1,424,642

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Summit Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$3,590,030,340	$60,299,973	$—	$3,650,330,313
Money Market Funds	16,468,232	21,429,068	—	37,897,300
Total Investments	$3,606,498,572	$81,729,041	$—	$3,688,227,613
Invesco Summit Fund